CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ 22,623	¥ 155,546	¥ 133,409	¥ (44,573)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Share-based compensation	3,443	23,675	46,077	249
Inventory write-down	1,312	9,018	1,328	3,584
Depreciation and amortization expenses	2,652	18,233	13,424	13,388
Loss on disposal of property and equipment	24	166	1,540	1,204
Foreign currency exchange loss/(gain)	875	6,013	(3,154)	11,330
Deferred tax benefits	(1,060)	(7,291)	(43,981)
Share of loss on investment in equity investees	21	141
Fair value change of assets remeasured at fair value	(275)	(1,891)
Amortization Of Financing Costs And Discounts, Convertible Notes	24	165
Changes in operating assets and liabilities:
Accounts receivable	(8,749)	(60,155)	(33,218)	(13,474)
Inventories	(75,557)	(519,493)	(439,110)	(277,139)
Advance to suppliers	(54,543)	(375,011)	(48,908)	11,039
Amount due from related parties	(1,927)	(13,246)	(38)
Amount due to related parties	(119)	(821)	1,173
Prepayments and other assets	(14,485)	(99,589)	(8,943)	(7,409)
Accounts payable	25,557	175,716	43,785	(15,857)
Advance from customers	(528)	(3,630)	26,835	3,421
Accrued expenses and other current liabilities	(1,372)	(9,435)	125,727	60,914
Deferred Revenue	7,334	50,427	6,543	2,655
Net cash used in operating activities	(94,750)	(651,462)	(177,511)	(250,668)
Cash flows from investing activities:
Cash received from disposal of property and equipment	58	398	45
Purchase of property and equipment	(6,509)	(44,750)	(19,308)	(11,666)
Acquisition of investment in equity investees	(436)	(3,000)
Cash acquired from acquisition of subsidiaries	669	4,600
Purchase of equity security and put option	(4,566)	(31,393)
Proceeds from time deposits	42,516	292,318
Loans to third parties	(9,982)	(68,632)	(292,318)
Purchase of time deposits	(500)	(3,439)
Net cash used in investing activities	21,250	146,102	(311,581)	(11,666)
Cash flows from financing activities:
Capital contribution from non-redeemable non-controlling interest				14,400
Capital contribution from redeemable non-controlling interest				5,000
Repayment to related parties	(664)	(4,562)	(1,025)	(321)
Borrowing from related parties	652	4,480
Proceeds from short-term borrowings	26,180	180,000	115,676	50,000
Proceeds from long-term borrowings	4,363	30,000	124,324
Repayment of short-term borrowings	(21,817)	(150,000)	(204,611)	(25,974)
Repayment of Long-term borrowings	(23,426)	(161,065)
Proceeds from other borrowings	5,150	35,410	123,409	5,285
Repayment for other borrowings	(14,780)	(101,619)	(57,200)	(4,121)
Proceeds from issuance of convertible notes	173,875	1,195,478
Payment of issuance cost for convertible note	(267)	(1,833)
Net cash provided by financing activities	144,853	995,948	922,057	44,269
Net (decrease) / increase in Cash and Restricted cash	71,353	490,588	432,965	(218,065)
Cash at the beginning of the year	91,984	632,439	211,347	440,414
Effect of exchange rate changes on Cash and Restricted cash	492	3,380	(11,873)	(11,002)
Cash at the end of the year	163,829	1,126,407	632,439	211,347
Supplemental information
Interest paid	1,958	13,460	10,796	3,136
Income tax paid	2,248	15,458	777
Accrual for purchase of property and equipment			1,313	¥ 2,121
Receivable from disposal of property and equipment			15
Accrual for repurchase of ordinary shares			1,929
Accrual for business acquisition (Note 5)	2,327	15,996
Class A
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon IPO, net of issuance cost			862,161
Repurchase of Class A ordinary shares	$ (4,413)	¥ (30,341)	¥ (40,677)